CONTRACTS WITH CUSTOMERS	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue from Contract with Customer [Text Block]

Note 14 – Contracts with Customers

The Company has adopted ASC 606, Revenue from Contracts with Customers effective January 1, 2018 using the modified retrospective method applied to those contracts which were not substantially completed as of January 1, 2018. These standards provide guidance on recognizing revenue, including a five-step model to determine when revenue recognition is appropriate. The standard requires that an entity recognize revenue to depict the transfer of control of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenues for 2018 are reported under ASC 606, while prior period amounts are not adjusted and continue to be reported under ASC 605, Revenue Recognition.

Revenues for products, including: INVOcell®, INVO TM Retention System, and INVO Microscope Holding Block are typically recognized at the time the product is shipped, at which time the title passes to the customer, and there are no further performance obligations. Revenues from consignment are recognized when the medical device is shipped from the Consignor to the customer.

In January 2019, the Company announced a U.S. license and distribution agreement with Ferring International Center S.A. (“Ferring”) and as a result took a significant step to strengthen the Company that the Company believes will allow it to implement our overall business plan. The Company believes that this strategic partnership with a strong reproductive organization such as Ferring Pharmaceuticals will provide it with the necessary sales and marketing resources within the United States to expand the market and help reach all of those couples not receiving reproductive treatments today.  The agreement calls for the issuance of an initial upfront payment of $5,000,000 which the Company received upon the signing of the agreement and then subsequent licensing fee payment of $3,000,000 that will provide the Company with a source of non-dilutive financing to execute the Company’s plan. Under the terms of the agreement we can pursue developing international markets and as well as partnering and opening INVO-only reproductive centers within the U.S. market. The Company believes this major milestone and agreement is a critical step that allows the Company to implement its mission of expanding access to care in the fertility marketplace. The initial upfront payment of $5,000,000 which we received upon the signing of the agreement is being recognized to income over the 7 year term.

Under the terms of the Distribution Agreement, Ferring completed its obligation to make an initial payment to the Company of $5,000,000 upon completion of the required closing conditions, including executed agreements from all current manufacturers of the Licensed Product that upon a material supply default by the Company, Ferring can assume a direct purchase relationship with such manufacturers. Ferring is obligated to make a second payment to the Company of $3,000,000 provided that the Company is successful in obtaining a five (5) day label enhancement from the FDA for the current incubation period for the Licensed Product at least three (3) years prior to the expiration of the term of the license for the Licensed Product and provided further that Ferring has not previously exercised its right to terminate the Distribution Agreement for convenience. In addition, the Company entered into a separate Distribution Agreement.  The Distribution Agreement has an initial term expiring on December 31, 2025 and at the end of the initial term it may be terminated by the Company if Ferring fails to generate specified minimum revenues to the Company from the sale of the Licensed Product during the final two years of the initial term.

The Ferring license was deemed to be a functional license that provide customers with a “right to access” to the Company’s intellectual property during the subscription period and, accordingly, revenue is recognized over a period of time, which is generally the subscription period. During the three months and six months ended June 30, 2020, the Company recognized $178,572 and $357,143, respectively, related to the Ferring license agreement.

As of June 30, 2020, and December 31, 2019, the Company had deferred revenues of $3,928,572 and $4,285,715, respectively.

On September 20, 2019, the Company entered into an exclusive distribution agreement with Quality Medicines, Cosmetics & Medical Equipment Import for the territories of Sudan, Uganda and Ethiopia. This distribution agreement has a term of one year and may be extended by mutual agreement and is based on wholesale prices. Quality Medicines is required to register the Company’s product in each of these countries.

On September 11, 2019, the Company entered into an exclusive distribution agreement with G-Systems Limited registered in Nigeria. In the territories of Nigeria. This distribution agreement has a term of one year and may be extended by mutual agreement and is based on wholesale prices. G-Systems is required to register the Company’s produce in Nigeria.

On November 12, 2019, the Company announced we had entered into exclusive distribution agreements with Biovate a Jordanian company for the territory of Jordan and Orcan Medical for the territory of Turkey. This agreement has a term of one year with extensions by mutual agreement. Safadi Drugstore is required to register the Company’s product in Jordan.

On January 16, 2020, the Company announced a Joint Venture agreement for the India Market. Under terms of the agreement, The Company and its partner, Medesole Healthcare and Trading Pvt Ltd, will each own 50% of the joint venture. The Company provides the device, training and general technology support to the joint venture, while Medesole will be responsible for the operations of the INVOcell clinics in India. Both partners will equally invest in start-up and capital expenditures and share in the revenue and profits of the joint venture. The business model allows the Company to benefit not only from the sale of the device, but from the delivery of the entire solution. The Company believes this JV structure is an attractive new model for us, and one in which the Company may replicate in other select parts of the world.  As of June 30, 2020 the final JV setup had not yet been completed. The Company currently anticipates this to occur during the second quarter of 2020.

Sources of Revenue

The Company has identified the following revenues disaggregated by revenue source:

Domestic Physicians – direct sales of products concluded in January 2019 Domestic Distributor - sales to Ferring who then sells to physicians Domestic Licensing fee
International Distributors – direct sales of products.

For the six months ended June 30, 2020 and 2019 the source of revenue was derived from:

	June 30, 2020	June 30, 2019
Domestic Product revenue	$147,500	$490,927

Domestic licensing fee	357,143	357,143

Total revenue	$504,643	$848,070

Contract Balances

The Company incurs agreement obligations on general customer purchase orders and e-mails that have been accepted but unfulfilled. Due to the short duration of time between order acceptance and delivery of the related product, the Company has determined that the balance related to these obligations is generally immaterial at any point in time. We monitor the value of orders accepted but unfulfilled at the close of each reporting period to determine if disclosure is appropriate.

Warranty

The Company’s general product warranties do not extend beyond an assurance that the product delivered will be consistent with stated specifications and do not include separate performance obligations.

Commissions and Contract Costs

The Company does not use or offer sales commissions of any type at this time. The Company generally does not incur incremental charges associated with securing agreements with customers which would require capitalization and recovery over the life of the agreement.

Practical Expedients

The Company’s payment terms for sales direct to customers and distributors are substantially less than the one-year collection period that falls within the practical expedient in determination of whether a significant financing component exists.

Shipping and Handling Charges

Fees charged to customers for shipping and handling of products are included as an offset to the costs for shipping and handling of products included as a component of cost of products.

Taxes Collected from Customers

As our products are used in another service and are exempt, to this point the Company has not collected taxes. If the Company were to collect taxes, they would be on the value of transaction revenue and would be excluded from product revenues and cost of sales and would be accrued in current liabilities until remitted to governmental authorities.

Effective Date and Transition Disclosures

Adoption of the new standards related to revenue recognition did not have a material impact on the Company’s consolidated financial statements and is not expected to have a material impact in future periods.

NOTE 13	CONTRACTS WITH CUSTOMERS

We have adopted ASC 606, Revenue from Contracts with Customers effective January 1, 2018 using the modified retrospective method applied to those contracts which were not substantially completed as of January 1, 2018. These standards provide guidance on recognizing revenue, including a five-step model to determine when revenue recognition is appropriate. The standard requires that an entity recognize revenue to depict the transfer of control of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenues for 2018 are reported under ASC 606, while prior period amounts are not adjusted and continue to be reported under ASC 605, Revenue Recognition.

We routinely enter into agreements with customers that include general commercial terms and conditions, notification requirements for price increases, shipping terms and in most cases prices for the products that we offer. However, these agreements do not obligate us to provide goods to the customer and there is no consideration promised to us at the onset of these arrangements. For customers without separate agreements, we have a standard list price established by geography and by currency for all products and our invoices contain standard terms and conditions that are applicable to those customers where a separate agreement is not controlling. Our performance obligations are established when a customer submits a purchase order or e-mail notification (in writing, electronically or verbally) for goods, and we accept the order. We identify performance obligations as the delivery of the requested product(s) in appropriate quantities and to the location specified in the customer’s e-mail/or purchase order. We generally recognize revenue upon the satisfaction of these criteria when control of the product has been transferred to the customer, at which time we have an unconditional right to receive payment. Our prices are fixed and are not affected by contingent events that could impact the transaction price. We do not offer price concessions and do not accept payment that is less than the price stated when we accept the purchase order, except in rare credit related circumstances. We do not have any material performance obligations where we are acting as an agent for another entity.

Revenues for products, including: INVOcell®, INVO TM Retention System, and INVO Microscope Holding Block are typically recognized at the time the product is shipped, at which time the title passes to the customer, and there are no further performance obligations. Revenues from consignment are recognized when the medical device is shipped from the Consignor to the customer.

In January 2019, we announced the Distribution Agreement with Ferring. We believe this arrangement will support our ability to implement our overall business plan. Further, we believe that our strategic partnership with a strong reproductive organization such as Ferring will provide us with the necessary sales and marketing resources within the United States to expand the market and help reach all of those couples not receiving reproductive treatments today.  The Distribution Agreement provides for the payment of an initial upfront amount of $5,000,000 which we received upon the closing of the agreement, ongoing product revenue, and then a subsequent licensing fee payment of $3,000,000 (contingent on our achievement of certain conditions) that will, to the extent the conditions are satisfied, provide us with a source of non-dilutive financing to execute our plan. Under the terms of the Distribution Agreement, we can pursue developing international markets and as well as partnering and opening INVO-only reproductive centers within the U.S. market. We believe this major milestone and agreement is an important step that will allow us to further implement our mission of expanding access to care in the fertility marketplace. The initial upfront payment of $5,000,000, which we received upon the closing of the Distribution Agreement, is being recognized to income over the 7-year term.

Under the terms of the Distribution Agreement, Ferring completed its obligation to make an initial payment to the Company of $5,000,000 upon completion of the required closing conditions, which included its receipt of executed agreements from all current manufacturers of the Licensed Product that provided that, upon a material supply default by the Company, Ferring could assume a direct purchase relationship with such manufacturers. Ferring is obligated to make a second payment to the Company of $3,000,000 provided that the Company is successful in obtaining a five (5) day label enhancement from the FDA for the current incubation period for the Licensed Product at least three (3) years prior to the expiration of the term of the license for the Licensed Product and provided further that Ferring has not previously exercised its right to terminate the Distribution Agreement. In addition, the Company entered into a separate Distribution Agreement. The Distribution Agreement has an initial term expiring on December 31, 2025 and at the end of the initial term it may be terminated by the Company if Ferring fails to generate specified minimum revenues to the Company from the sale of the Licensed Product during the final two years of the initial term.

The license granted pursuant to the Ferring Distribution Agreement was deemed to be a functional license that provide customers with a “right to access” to our intellectual property during the subscription period and, accordingly, revenue is recognized over a period of time, which is generally the subscription period. During the twelve months ended December 31, 2019, the Company recognized $714,286 related to the Ferring license agreement.

As of December 31, 2019, and December 31, 2018, the Company had deferred revenues of $4,477,261 and $18,895, respectively.

On September 20, 2019, we entered into an exclusive distribution agreement with Quality Medicines, Cosmetics & Medical Equipment Import for the territories of Sudan, Uganda and Ethiopia. This distribution agreement has a term of one year and may be extended by mutual agreement and is based on wholesale prices. Quality Medicines is required to register our product in each of these countries.

On September 11, 2019, we entered into an exclusive distribution agreement with G-Systems Limited registered in Nigeria. In the territories of Nigeria. This distribution agreement has a term of one year and may be extended by mutual agreement and is based on wholesale prices. G-Systems is required to register our produce in Nigeria.

On November 12, 2019, we announced we had entered into exclusive distribution agreements with Biovate a Jordanian company for the territory of Jordan and Orcan Medical for the territory of Turkey. This agreement has a term of one year with extensions by mutual agreement. Safadi Drugstore is required to register our product in Jordan.

On January 16, 2020, we announced a Joint Venture agreement for the India Market. Under terms of the agreement, INVO Bioscience and our Partner, Medesole Healthcare and Trading Pvt Ltd, will each own 50% of the joint venture. We provide the device, training and general technology support to the joint venture, while Medesole will be responsible for the operations of the INVOcell clinics in India. Both partners will equally invest in start-up and capital expenditures and share in the revenue and profits of the joint venture. The business model allows INVO to benefit not only from the sale of the device, but from the delivery of the entire solution. We believe this JV structure is an attractive new model for us, and one in which we may replicate in other select parts of the world.

Sources of Revenue

We have identified the following revenues disaggregated by revenue source:

Domestic Product revenue

Domestic Licensing fee

For the twelve months ended December 31, 2019 and 2018 the source of revenue was derived from:

	December 31, 2019	December 31, 2018
Domestic Product revenue	$765,927	$494,375
Domestic licensing fee	714,286	-
Total revenue	$1,480,213	$494,375

Contract Balances

We incur agreement obligations on general customer purchase orders and e-mails that have been accepted but unfulfilled. Due to the short duration of time between order acceptance and delivery of the related product, we have determined that the balance related to these obligations is generally immaterial at any point in time. We monitor the value of orders accepted but unfulfilled at the close of each reporting period to determine if disclosure is appropriate.

Warranty

Our general product warranties do not extend beyond an assurance that the product delivered will be consistent with stated specifications and do not include separate performance obligations.

Significant Judgments in the Application of the Guidance in ASC 606

There are no significant judgments associated with the satisfaction of our performance obligations. We generally satisfy performance obligations upon delivery of the product to the customer. This is consistent with the time in which the customer obtains control of the products. Therefore, the value of unsatisfied performance obligations at the end of any reporting period is generally immaterial. We consider variable consideration in establishing the transaction price. Forms of variable consideration applicable to our arrangements include sales returns, rebates, volume-based bonuses, and prompt pay discounts. We use historical information along with an analysis of the expected value to properly calculate and to consider the need to constrain estimates of variable consideration. Such amounts are included as a reduction to revenue from the sale of products in the periods in which the related revenue is recognized and adjusted in future periods as necessary.

Commissions and Contract Costs

We do not use or offer sales commissions of any type at this time. We generally do not incur incremental charges associated with securing agreements with customers which would require capitalization and recovery over the life of the agreement.

Practical Expedients

Our payment terms for sales direct to customers and distributors are substantially less than the one year collection period that falls within the practical expedient in determination of whether a significant financing component exists.

Shipping and Handling Charges

Fees charged to customers for shipping and handling of products are included as an offset to the costs for shipping and handling of products included as a component of cost of products.

Taxes Collected from Customers

As our products are used in another service and are exempt, to this point we have not collected taxes. If we were to collect taxes they would be on the value of transaction revenue and would be excluded from product revenues and cost of sales and would be accrued in current liabilities until remitted to governmental authorities.

Effective Date and Transition Disclosures

Adoption of the new standards related to revenue recognition did not have a material impact on our consolidated financial statements and is not expected to have a material impact in future periods.